Accounts payable trade and other accrued liabilities	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Accounts payable trade and other accrued liabilities

13.	Accounts payable trade and other accrued liabilities

	December 31,
	2 0 2 0	2 0 1 9

Trade accounts payable	$5,347,325	$4,179,830
Other accrued liabilities	1,266,512	1,547,214
	$6,613,837	$5,727,044